                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and GeneralCounsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

                              GENERAL INFORMATION



Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Templeton Investment Counsel, LLC
Broward Financial Centre, Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica SPL II sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                Without Surrender and                  With Surrender and
                                                               Monthly Policy Charges              Monthly Policy Charges
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85     8/5/02 -24.24% -3.43%    5.40%      6.79% -37.15%  -7.69%    3.23%     -9.55%
AIT Equity Index Fund           9/28/90     5/1/01 -22.92% -1.79%    7.76%    -19.26% -35.28%  -5.32%    5.89%    -29.86%
AIT Government Bond Fund        8/26/91     8/5/02   8.12%  5.70%    5.23%      2.49%  -5.76%   2.09%    3.07%    -10.22%
AIT Money Market Fund           4/29/85    11/2/98   0.75%  3.66%    3.72%      3.46% -12.33%   0.36%    1.92%     -0.57%
AIT Select Aggressive Growth
  Fund                          8/21/92    11/2/98 -29.50% -9.22%    2.51%     -9.50% -41.65% -13.27%    0.73%    -14.27%
AIT Select Capital
  Appreciation Fund             4/28/95    11/2/98 -22.30%  2.47%    8.83%      3.28% -34.67%  -0.87%    6.57%     -0.75%
AIT Select Emerging Markets
  Fund                          2/20/98    11/2/98 -11.47%    N/A   -8.92%     -4.09% -24.17%     N/A  -13.03%     -8.48%
AIT Select Growth Fund          8/21/92    11/2/98 -28.25% -5.51%    3.84%     -9.52% -40.44%  -9.27%    2.04%    -14.29%
AIT Select Growth and Income
  Fund                          8/21/92    11/2/98 -25.98% -4.97%    4.78%     -7.47% -38.24%  -8.69%    2.96%    -12.08%
AIT Select International
  Equity Fund                    5/2/94    11/2/98 -20.10% -3.32%    2.17%     -5.45% -32.54%  -6.94%    0.13%     -9.92%
AIT Select Investment Grade
  Income Fund                   4/29/85    11/2/98   7.16%  5.48%    5.69%      5.51%  -6.11%   2.24%    3.86%      1.56%
AIT Select Strategic Growth
  Fund                          2/20/98    11/2/98 -46.86%    N/A  -24.28%    -26.28% -58.48%     N/A  -90.55%    -33.53%
AIT Select Strategic Income
  Fund                           7/3/00     5/1/01   7.94%    N/A    7.66%      7.13%  -5.36%     N/A    1.73%     -3.53%
AIT Select Value Opportunity
  Fund                          4/30/93    11/2/98 -17.07%  3.28%    9.19%      3.63% -29.60%  -0.03%    7.26%     -0.39%

AIM Variable Insurance Funds (Series I Shares)
AIM V.I. Aggressive Growth
  Fund                           5/1/98     8/5/02 -23.71%    N/A   -4.98%      6.93% -36.64%     N/A   -9.56%     -9.53%
AIM V.I. Basic Value Fund       9/10/01     8/5/02 -23.30%    N/A  -17.00%      5.47% -36.24%     N/A  -28.73%     -9.74%
AIM V.I. Blue Chip Fund        12/29/99     8/5/02 -27.20%    N/A  -20.41%      3.79% -40.00%     N/A  -27.69%     -9.99%
AIM V.I. Capital Development
  Fund                           5/1/98     8/5/02 -22.41%    N/A   -2.61%      1.81% -35.38%     N/A   -7.03%    -10.32%
AIM V.I. Premier Equity Fund     5/5/93     8/5/02 -31.20% -3.53%    6.36%      4.42% -43.85%  -7.80%    4.13%     -9.90%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91     5/1/01 -22.97%  2.39%    9.78%    -18.17% -35.32%  -0.95%    7.87%    -28.76%
Alliance Premier Growth
  Portfolio                     6/26/92     5/1/01 -31.46% -2.54%    7.90%    -27.25% -43.55%  -6.11%    6.03%    -37.93%
Alliance Technology Portfolio   1/11/96     8/5/02 -42.43% -1.67%    0.72%      5.44% -54.66%  -5.83%   -2.45%     -9.75%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01     8/5/02  -7.53%    N/A    1.45%      7.00% -21.06%     N/A   -8.38%     -9.52%
AllianceBernstein Value
  Portfolio                      5/1/01     8/5/02 -14.17%    N/A   -8.87%      6.45% -27.45%     N/A  -18.77%     -9.60%

*Performance returns given above are for the Allmerica SPL II sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica SPL II sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                Without Surrender and                 With Surrender and
                                                               Monthly Policy Charges             Monthly Policy Charges
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund: VIP, VIP II and VIP III (Service Class 2)
Fidelity VIP Growth Portfolio   10/9/86     8/5/02 -31.05% -1.73%    6.94%      4.83% -43.70% -5.89%    4.74%     -9.84%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95     8/5/02 -10.57%  2.28%   10.73%      3.26% -23.98% -1.69%    8.17%    -10.10%
Fidelity VIP II Equity-Income
  Portfolio                     10/9/86     8/5/02 -18.03% -1.06%    8.28%      4.88% -31.17% -5.19%    6.06%     -9.83%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98     8/5/02 -10.99%    N/A   14.11%      5.52% -24.39%    N/A   10.05%     -9.73%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02     8/5/02     N/A    N/A  -21.22%      6.61%     N/A    N/A  -30.85%     -9.57%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96     8/5/02 -24.05%  1.37%    5.30%      4.58% -36.96% -2.64%    2.36%     -9.87%
FT VIP Franklin Small Cap Fund  11/1/95     5/1/01 -29.33% -0.99%    5.22%    -22.17% -41.49% -4.48%    2.81%    -32.79%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98     8/5/02 -10.22%    N/A   -0.71%      4.87% -23.65%    N/A   -5.03%     -9.83%
FT VIP Mutual Shares
  Securities Fund               11/8/96     5/1/01 -12.61%  2.90%    5.49%     -8.52% -25.28% -0.42%    2.72%    -19.09%
FT VIP Templeton Foreign
  Securities Fund                5/1/92     8/5/02 -19.42% -3.23%    6.54%     -3.54% -32.51% -7.48%    4.35%    -11.11%

MFS Variable Insurance Trust (Service
Class)
MFS Mid Cap Growth Series        5/1/00     8/5/02 -43.91%    N/A  -26.47%      5.77% -56.09%    N/A  -34.92%     -9.70%
MFS New Discovery Series         5/1/98     8/5/02 -32.55%    N/A    1.20%      3.21% -45.15%    N/A   -3.03%    -10.11%
MFS Total Return Series          1/3/95     8/5/02  -6.38%  3.58%    9.20%      5.12% -19.95% -0.16%    6.65%     -9.79%
MFS Utilities Series             1/3/95     8/5/02 -23.76% -2.00%    7.73%     11.55% -36.68% -6.18%    5.19%     -8.84%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85     8/5/02 -27.78%  0.92%    8.65%      8.60% -40.56% -3.11%    6.42%     -9.28%
Oppenheimer Global Securities
  Fund/VA                      11/12/90     8/5/02 -23.20%  3.96%   10.37%     -0.03% -36.15%  0.30%    8.10%    -10.59%
Oppenheimer High Income
  Fund/VA                       4/30/86     8/5/02  -3.71% -1.33%    5.21%      4.23% -17.38% -5.47%    3.05%     -9.92%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95     8/5/02 -19.85% -4.56%    6.70%      1.70% -32.92% -8.90%    4.03%    -10.33%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87     8/5/02 -11.58%  1.65%    6.58%      6.09% -24.96% -2.35%    4.39%     -9.65%

*Performance returns given above are for the Allmerica SPL II sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica SPL II sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                Without Surrender and                  With Surrender and
                                                               Monthly Policy Charges              Monthly Policy Charges
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85   8/5/02   -24.24% -3.43%    5.40%     6.79%  -36.55%  -7.05%    3.57%    -9.46%
AIT Equity Index Fund           9/28/90   5/1/01   -22.92% -1.79%    7.76%   -19.26%  -35.28%  -5.32%    5.89%   -29.86%
AIT Government Bond Fund        8/26/91   8/5/02     8.12%  5.70%    5.23%     2.49%   -5.18%   2.47%    3.40%   -10.10%
AIT Money Market Fund           4/29/85   5/1/01     0.75%  3.52%    3.55%     1.50%  -12.33%   0.22%    1.75%    -9.12%
AIT Select Aggressive Growth
  Fund                          8/21/92   5/1/01   -29.50% -9.34%    2.34%   -25.71%  -41.65% -13.41%    0.56%   -36.37%
AIT Select Capital
  Appreciation Fund             4/28/95   5/1/01   -22.30%  2.34%    8.66%   -14.49%  -34.67%  -1.00%    6.40%   -25.07%
AIT Select Emerging Markets
  Fund                          2/20/98   5/1/01   -11.48%    N/A   -9.04%   -10.77%  -24.18%     N/A  -13.16%   -21.34%
AIT Select Growth Fund          8/21/92   5/1/01   -28.25% -5.64%    3.67%   -25.78%  -40.44%  -9.41%    1.87%   -36.44%
AIT Select Growth and Income
  Fund                          8/21/92   5/1/01   -25.98% -5.10%    4.61%   -21.48%  -38.24%  -8.83%    2.79%   -32.09%
AIT Select International
  Equity Fund                    5/2/94   5/1/01   -20.09% -3.45%    2.00%   -20.77%  -32.53%  -7.07%   -0.04%   -31.38%
AIT Select Investment Grade
  Income Fund                   4/29/85   5/1/01     7.16%  5.51%    5.92%     7.16%   -6.11%   2.27%    4.08%    -3.50%
AIT Select Strategic Growth
  Fund                          2/20/98   5/1/01   -46.86%    N/A  -24.38%   -39.56%  -58.48%     N/A  -90.57%   -50.57%
AIT Select Strategic Income
  Fund                           7/3/00   5/1/01     7.94%    N/A    7.66%     7.13%   -5.36%     N/A    1.73%    -3.53%
AIT Select Value Opportunity
  Fund                          4/30/93   5/1/01   -17.07%  3.14%    9.01%    -8.57%  -29.60%  -0.17%    7.08%   -19.14%

AIM Variable Insurance Funds (Series I Shares)
AIM V.I. Aggressive Growth
  Fund                           5/1/98   8/5/02   -23.71%    N/A   -4.98%     6.93%  -36.04%     N/A   -8.91%    -9.44%
AIM V.I. Basic Value Fund       9/10/01   8/5/02   -23.30%    N/A  -17.00%     5.47%  -35.64%     N/A  -28.10%    -9.66%
AIM V.I. Blue Chip Fund        12/29/99   8/5/02   -27.20%    N/A  -20.41%     3.79%  -39.42%     N/A  -27.64%    -9.91%
AIM V.I. Capital Development
  Fund                           5/1/98   8/5/02   -22.41%    N/A   -2.61%     1.81%  -34.78%     N/A   -6.40%   -10.20%
AIM V.I. Premier Equity Fund     5/5/93   8/5/02   -31.20% -3.53%    6.36%     4.42%  -43.30%  -7.16%    4.47%    -9.81%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91   5/1/01   -22.97%  2.39%    9.78%   -18.17%  -35.32%  -0.95%    7.87%   -28.76%
Alliance Premier Growth
  Portfolio                     6/26/92   5/1/01   -31.46% -2.54%    7.90%   -27.25%  -43.55%  -6.11%    6.03%   -37.93%
Alliance Technology Portfolio   1/11/96   8/5/02   -42.43% -1.67%    0.72%     5.44%  -54.19%  -5.19%   -1.84%    -9.66%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01   8/5/02    -7.53%    N/A    1.45%     7.00%  -20.36%     N/A   -7.67%    -9.43%
AllianceBernstein Value
  Portfolio                      5/1/01   8/5/02   -14.17%    N/A   -8.87%     6.45%  -26.79%     N/A  -18.11%    -9.51%

*Performance returns given above are for the Allmerica SPL II sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica SPL II sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                Without Surrender and                 With Surrender and
                                                               Monthly Policy Charges             Monthly Policy Charges
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund: VIP, VIP II and VIP III (Service Class 2)
Fidelity VIP Growth Portfolio   10/9/86   8/5/02   -31.05% -1.73%    6.94%     4.83%  -43.16% -5.26%    5.08%    -9.75%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   8/5/02   -10.57%  2.28%   10.73%     3.26%  -23.30% -1.07%    8.54%    -9.98%
Fidelity VIP II Equity-Income
  Portfolio                     10/9/86   8/5/02   -18.03% -1.06%    8.28%     4.88%  -30.53% -4.55%    6.40%    -9.74%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   8/5/02   -10.99%    N/A   14.11%     5.52%  -23.71%    N/A   10.47%    -9.65%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02   8/5/02       N/A    N/A  -21.22%     6.61%      N/A    N/A  -30.33%    -9.49%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96   8/5/02   -24.05%  1.37%    5.30%     4.58%  -36.37% -2.01%    2.72%    -9.79%
FT VIP Franklin Small Cap Fund  11/1/95   5/1/01   -29.33% -0.99%    5.22%   -22.17%  -41.49% -4.48%    2.81%   -32.79%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98   8/5/02   -10.22%    N/A   -0.71%     4.87%  -22.96%    N/A   -4.40%    -9.74%
FT VIP Mutual Shares
  Securities Fund               11/8/96   5/1/01   -12.61%  2.90%    5.49%    -8.52%  -25.28% -0.42%    2.72%   -19.09%
FT VIP Templeton Foreign
  Securities Fund                5/1/92   8/5/02   -19.42% -3.23%    6.54%    -3.54%  -31.88% -6.84%    4.69%   -11.00%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00   8/5/02   -43.91%    N/A  -26.47%     5.77%  -55.62%    N/A  -78.43%    -9.61%
MFS New Discovery Series         5/1/98   8/5/02   -32.55%    N/A    1.20%     3.21%  -44.61%    N/A   -2.40%    -9.99%
MFS Total Return Series          1/3/95   8/5/02    -6.38%  3.58%    9.20%     5.12%  -19.24%  0.28%    7.01%    -9.71%
MFS Utilities Series             1/3/95   8/5/02   -23.76% -2.00%    7.73%    11.55%  -36.09% -5.54%    5.54%    -8.75%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85   8/5/02   -27.78%  0.92%    8.65%     8.60%  -39.99% -2.48%    6.76%    -9.19%
Oppenheimer Global Securities
  Fund/VA                      11/12/90   8/5/02   -23.20%  3.96%   10.37%    -0.03%  -35.55%  0.67%    8.45%   -10.47%
Oppenheimer High Income
  Fund/VA                       4/30/86   8/5/02    -3.71% -1.33%    5.21%     4.23%  -16.65% -4.84%    3.38%    -9.84%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95   8/5/02   -19.85% -4.56%    6.70%     1.70%  -32.30% -8.25%    4.39%   -10.22%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87   8/5/02   -11.58%  1.65%    6.58%     6.09%  -24.28% -1.72%    4.73%    -9.56%

*Performance returns given above are for the Allmerica SPL II sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica SPL II

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of your contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2 .

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your contract value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the contracts. Please see the prospectus for a detailed description of the specific charges that apply to your contract.

Surrender Charges: These contracts provide for a contingent surrender charge which will be deducted if the Contract Owner requests a full surrender of the contract or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreased to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of contract and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.25% on an annual basis for administrative expenses of the separate contract.

Distribution Fee: This fee applies for the first ten contract years only, a charge of 1.15% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: This charge is for the first contract year only, a charge of 1.75% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the contract to cover administration of the contract.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8746), Inheiritage Account (File No. 811-8120), Allmerica Select Separate Account III (File No. 811-8859) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8987), Inheiritage Account (File No. 811-8304), Separate Account SPVL (File No. 811-10133), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.